Schedule of amount due from related party (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Amount due from a director				$ 8,783,276	$ 11,877,624
Amount due to related parties	$ 690,384	$ 887,764	$ 1,450,305
Directors [member]
IfrsStatementLineItems [Line Items]
Amount due from a director				976,453	1,320,457
Others Related Parties [Member]
IfrsStatementLineItems [Line Items]
Amount due from a director				$ 7,806,823	$ 10,557,167
Shareholder [member]
IfrsStatementLineItems [Line Items]
Amount due from a director	1,062,684	1,366,505
Amount due to related parties	690,306	887,664	1,450,305
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Amount due to related parties	$ 78	$ 100